Discontinued Operations - Schedule of Major Classes of Assets and Liabilities from Discontinued Operations (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Oct. 22, 2017	Jun. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Amount due to related party				$ (31,100)
Cash				1,525	$ 3,027
Inventory				3,520	5,201
Equipment, net				4,693	6,020
Prepaid Expenses				5,790	4,180
Account Payable				(895)
TOTAL				$ (16,467)
Total assets from discontinued operations					18,428
Current assets from discontinued operations					12,408
Non-current assets from discontinued operations					$ 6,020